Financial Instruments and Fair Value Measurements	6 Months Ended
Jun. 30, 2012
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments And Fair Value Measurements
10. Financial Instruments and Fair Value Measurements:

All derivatives are carried at fair value on the consolidated balance sheet at each period end. Tabular disclosure of financial instruments is as follows:

Fair Values of Derivative Instruments in the Statement of Financial Position:

		Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31,	June 30,	Balance Sheet Location	December 31,	June 30,
		2011	2012		2011	2012
		Fair value	Fair value		Fair value	Fair value
Interest rate swaps	Financial instruments current assets	$-	$-	Financial instruments-current liabilities	$100,104	$101,567
Interest rate swaps	Financial instruments-non current assets	-	138	Financial instruments non current liabilities	102,346	75,957

Total derivatives not designated as hedging instruments		$-	$138		$202,450	$177,524
Total derivatives		$-	$138	Total derivatives	$202,450	$177,524

During the six-month periods ended June 30, 2011 and 2012, the losses transferred from accumulated other comprehensive loss to the unaudited interim condensed consolidated statements of operations were $6,670, and $6,818, respectively. The estimated net amount of existing losses at June 30, 2012, that will be reclassified into earnings within the next twelve months relating to previously designated cash flow hedges is $13,648.

The effects of derivative instruments not designated or qualifying as hedging instruments in the unaudited interim condensed consolidated statements of operations are as follows:

		Amount of Gain/(Loss)
		Six-month period ended June 30,
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	2011	2012

Interest rate swaps	Loss on interest rate swaps	$(39,775)	$(21,714)
Forward freight agreements	Other, net	1,123	-
Foreign currency forward contracts	Other, net	(446)	-
Total		$(39,098)	$(21,714)

ASC 815, "Derivatives and Hedging" requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the statement of financial position. Effective January 1, 2011, the Company removed the designation of the cash flow hedges and discontinued hedge accounting for the associated interest rate swaps.

The Company recognizes all derivative instruments as either assets or liabilities at fair value on its consolidated balance sheets.

Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in the accompanying unaudited interim condensed consolidated statements of operations.

The Company enters into interest rate swap transactions to manage interest costs and risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities.

As of June 30, 2012, the Company had outstanding 37 interest rate swap, cap and floor agreements of $3.5 billion notional amount, maturing from March 2013 through November 2017.

The carrying amounts of cash and cash equivalents, restricted cash, short-term investments, trade accounts receivable and accounts payable reported in the consolidated balance sheets approximate their respective fair values because of the short term nature of these accounts. The fair value of credit facilities is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. Additionally, the Company considers its creditworthiness in determining the fair value of the credit facilities. The carrying value approximates the fair market value for the floating rate loans. The fair value of the interest rate swaps was determined using a discounted cash flow method based on market-based LIBOR swap yield curves, taking into account current interest rates and the creditworthiness of both the financial instrument counterparty and the Company.

The Convertible Senior Notes and the OCR UDW Notes, have a fixed rate and their estimated fair values were determined through Level 2 inputs of the fair value hierarchy (quoted price in the over-the counter-market). The fair value of the loan that has a fixed rate, is estimated through Level 2 of the fair value hierarchy by discounting future cash flows using rates currently available for debt with similar terms, credit risk and remaining maturities. The estimated fair value of the above Convertible Senior Notes, OCR UDW Notes and loan at June 30, 2012, is approximately $500,500, $485,000 and $542,650, respectively, compared to a carrying amount net of financing fees of $578,146, $490,677 and $477,688, respectively.

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The following table summarizes the valuation of assets and liabilities measured at fair value on a recurring basis as of the valuation date.

	June 30, 2012	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Obserable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps – asset position	$138	$-	$138	$-
Interest rate swaps - liability position	(177,524)	-	$(177,524)	$-
Total	$(177,386)	$-	$(177,386)	$-